LEASES - Schedule of lease income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Lease, Lease Income [Abstract]
Minimum operating lease income	$ 40,708	$ 47,394	$ 45,210
Contingent operating lease income	11,617	10,090	7,810
Sales-type lease income	70	0	0
Total lease income	$ 52,395	$ 57,484	$ 53,020